Leases - Summary of the present value of the group's finance lease obligations is as follows (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of present value of finance lease obligations [line items]
Net investment in finance lease receivable	£ 196	£ 5
Not later than one year [member]
Disclosure of present value of finance lease obligations [line items]
Net investment in finance lease receivable		3
Later than one year and not later than five years
Disclosure of present value of finance lease obligations [line items]
Net investment in finance lease receivable		£ 2